Other Equity Instruments - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 GBP (£)
AT1 securities
Disclosure Of Other Equity Instruments [Line Items]
Distribution rate reset, period	5 years
Common equity tier 1 capital ratio minimum	7.00%
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 450,000,000
Interest rate	0.0425
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 500,000,000
Interest rate	0.0630
£750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities issued	£ 750,000,000
Interest rate	0.0650